Equity (Details) - Schedule of Issued and Outstanding Share Capital	12 Months Ended
Dec. 31, 2022 shares
Schedule of Issued and Outstanding Share Capital [Abstract]
Balance at January 1, 2022	3,091,740
Issuance of share capital – June 2022 Financing Round	335,000
Exercise of pre-funded warrants	100,000
Exercise of pre-funded warrants	3,211,100
Share issued to a consultant	61,000
Balance at December 31, 2022	6,798,840